TRADE AND OTHER RECEIVABLES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current commercial debtors
Trade debtors	$ 154,405,224	$ 152,702,806
Other current debtors	28,189,937	28,095,796
Current commercial debtors	182,595,161	180,798,602
Prepayments suppliers	8,057,544	8,776,211
Other current accounts receivable	631,975	949,541
Commercial debtors and other current accounts receivable	191,284,680	190,524,354
Non-current accounts receivable
Trade debtors	58,336	83,881
Other non-current debtors	2,335,322	3,443,851
Other non-current accounts receivable	2,193
Non-current accounts receivable	2,395,851	3,527,732
Trade and other receivable	193,680,531	194,052,086
Assets before provisions.
Current commercial debtors
Trade debtors	157,926,958	155,792,966
Other current debtors	31,015,390	30,923,474
Current commercial debtors	188,942,348	186,716,440
Prepayments suppliers	8,057,544	8,776,211
Other current accounts receivable	778,901	1,728,859
Commercial debtors and other current accounts receivable	197,778,793	197,221,510
Non-current accounts receivable
Trade debtors	58,336	83,881
Other non-current debtors	2,335,322	3,443,851
Other non-current accounts receivable	2,193
Non-current accounts receivable	2,395,851	3,527,732
Trade and other receivable	200,174,644	200,749,242
Allowances for doubtful accounts
Current commercial debtors
Trade debtors	(3,521,734)	(3,090,160)
Other current debtors	(2,825,453)	(2,827,678)
Current commercial debtors	(6,347,187)	(5,917,838)
Other current accounts receivable	(146,926)	(779,318)
Commercial debtors and other current accounts receivable	(6,494,113)	(6,697,156)
Non-current accounts receivable
Trade and other receivable	$ (6,494,113)	$ (6,697,156)